Schedule of compensation of key management personnel (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Total cash compensation	$ 40,000	$ 441,000	$ 278,000	$ 849,000
Total share-based payments		1,625,000	3,700,000	6,825,000
Total compensation	40,000	2,066,000	3,978,000	7,674,000
Mohammed Salah Bakhashwain [Member]
IfrsStatementLineItems [Line Items]
Total cash compensation			113,000	338,000
Total share-based payments		1,000,000	3,000,000	5,000,000
Giovanni Gaudenzi [Member]
IfrsStatementLineItems [Line Items]
Total cash compensation	40,000	200,000	90,000	270,000
Total share-based payments			700,000	1,200,000
Frank Aadnevik [Member]
IfrsStatementLineItems [Line Items]
Total cash compensation		241,000	75,000	241,000
Total share-based payments		$ 625,000		$ 625,000